INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of tax expense (benefit)
	As of December 31,
	2012	2013	2014
Current Tax	72,395	127,439	155,496
Deferred Tax	(18,226)	(22,619)	(42,391)
Total	54,169	104,820	113,105

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Year Ended December 31,
	2012	2013	2014
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	3%	3%	2%
Effect of different tax rate of group entities operating in other jurisdictions	1%	(1)%	—
Effect of change in valuation allowance	6%	3%	3%
Effect of tax holiday	(12)%	(3)%	(3)%
Effective tax rate	23%	27%	27%

Schedule of the aggregate amount and per share effect of the tax holidays
	Year Ended December 31,
	2012	2013	2014
Aggregate amount	28,139	12,721	9,131
Per share effect—basic	0.12	0.05	0.04
Per share effect—diluted	0.11	0.05	0.04

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2013	2014
Deferred tax assets:
Net loss carryforward	90,983	113,333
Pre-opening expenses	393	306
Deferred revenue	48,960	62,977
Deferred rent	5,450	4,684
Unfavorable lease	3,698	8,759
Bad debt provision	1,892	1,494
Accrual for customer loyalty program	3,765	17,869
Accrued payroll	2,001	2,462
Other accrued expenses	—	4,457
Share-based compensation	12,267	9,745
Others	1,354	278
Valuation allowance	(51,596)	(62,868)
Total deferred tax assets	119,167	163,496
Deferred tax liabilities:
Favorable lease	24,340	23,545
Capitalized interest	1,601	4,410
Fair market value for investment	—	9,485
Others	281	1,039
Total deferred tax liabilities	26,222	38,479
Deferred tax assets are analyzed as:
Current	51,759	80,026
Non-Current	67,408	83,470
	119,167	163,496
Deferred tax liabilities are analyzed as:
Current	151	701
Non-current	26,071	37,778
	26,222	38,479

Schedule of unrecognized tax benefits
	As of December 31,
	2012	2013	2014
Balance at January 1	1,494	4,148	7,122
Addition for tax positions	2,654	2,974	1,223
Balance at December 31	4,148	7,122	8,345